PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment by Estimated Useful Life
Property and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Property Plant and Equipment
Property and Equipment

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012
Computers and other electronic equipment	$4,048	$3,905
Furniture and fixtures	184	208
Leasehold improvements	1,241	1,055
Motor vehicles	587	594

	6,060	5,762

Less: accumulated depreciation and amortization	(4,309)	(4,132)

	$1,751	$1,630